BUSINESS COMBINATION (Acquisition of NationSky, Narrative) (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jul. 15, 2013 USD ($) shares	May 11, 2012 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 26, 2015 CNY (¥)
Business Acquisition [Line Items]
Realized loss on disposal of a subsidiary			$ (2,963)	$ 56,211
Goodwill			226,056	319,280	$ 320,424
NationSky [Member]
Business Acquisition [Line Items]
Percentage of equity interest acquired		55.00%
Cash consideration		$ 3,157
Equity interest held by non-controlling shareholders	45.00%
Cash consideration for acquiring non-controlling interest	$ 11,024
Total consideration from disposal of group | ¥						¥ 510,000
Realized loss on disposal of a subsidiary				$ 56,211
Goodwill			2,033
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Intangible Assets, Other than Goodwill			$ 1,905
NationSky [Member] | Common Shares [Member]
Business Acquisition [Line Items]
Share consideration, number of shares | shares		2,300,000
Share consideration, fair value of shares		$ 4,196
Share consideration for acquiring non-controlling interest, number of common shares | shares	8,352,940
Share consideration for acquiring non-controlling interest, fair value of common shares	$ 16,355